Note 22 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
22—COMMITMENTS
AND CONTINGENCIES

22
-
1
Commitments

The Company currently has commitments regarding its operating leases as described in Note
12
-
2.

22
-
2
Litigation

From time to time we
may
become involved in legal proceedings or be subject to claims arising in the ordinary course of our business. Regardless of the outcome, litigation can have an adverse impact on us because of defence and settlement costs, diversion of management resources and other factors.

On
August
4,
2014,
Mark Eaton filed a purported class action lawsuit in the United States District Court for the Southern District of New York, asserting that the Company, Marc Oczachowski, and Eric Soyer, our then CFO, violated federal securities laws Section
10(b)
and
20(a)
of the Securities Exchange Act of
1934
and Rule
10b
-
5
promulgated thereunder by issuing materially false and misleading statements about the Company’s business operations and prospects particularly concerning the Company’s Ablatherm-HIFU PMA file under review by the FDA that caused the price of the Company’s American Depository Receipts to be artificially inflated during the period from
February
1,
2013
to
July
30,
2014.
On
August
6,
2014,
Ronnie Haddad filed a
second
purported class action lawsuit, also in the United States District Court for the Southern District of New York, asserting similar claims.

On
October
24,
2014,
the related cases were consolidated by the United States District Court for the Southern District of New York and a lead plaintiff and lead counsel were appointed.

On
December
22,
2014,
the lead plaintiff filed an amended complaint that no longer included Mr. Soyer. The amended complaint alleges that the Company and Mr. Oczachowski breached their obligations under the Exchange Act in various ways, including by misrepresenting and failing to disclose allegedly material information about the safety and efficacy of treatment with Ablatherm-HIFU, and the Company’s interactions with the FDA. The complaint seeks unspecified damages, interest, costs, and fees, including attorneys’ and experts’ fees.

On
December
31,
2014,
we accrued
€206
thousand legal costs to be incurred by the Company in relation to this litigation.

On
February
20,
2015,
the defendants, including the Company, filed a motion to dismiss the action.

On
September
14,
2015,
we received a confirmation of the dismissal of our class action. On
November
11,
2015,
we announced the appeals period had concluded with no notice of appeal filed by the plaintiffs. In
2015,
total costs incurred related to this litigation amounted to
€171
thousand The remaining accrued amount was reversed as of
December
31,
2015.

22
-
3
Contingencies

The Company currently has contingencies relating to warranties provided to customers for products as described in Note
1
-
13
and Note
11.